Fair Value Measurements - Financial Instruments Not Reported at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets, Fair Value Disclosure [Abstract]
Mortgage loans	$ 10,967	$ 11,482
Policy loans	957	1,007
FHLBI capital stock	146	125
Receivables from affiliates	179	197
Liabilities, Fair Value Disclosure [Abstract]
Annuity reserves	36,008	36,084
Reserves for guaranteed investment contracts	1,128	894
Trust instruments supported by funding agreements	5,887	5,986
FHLB funding agreements	2,004	1,950
Funds withheld payable under reinsurance treaties	22,533	24,533
Long-term debt	470	494
Securities lending payable	33	14
Repurchase agreements	1,012	1,572
Separate account liabilities	195,906	248,949
Limited partnership investments measured at NAV		715
Fair Value
Assets, Fair Value Disclosure [Abstract]
Mortgage loans	10,259	11,910
Policy loans	957	1,007
FHLBI capital stock	146	125
Receivables from affiliates	179	197
Liabilities, Fair Value Disclosure [Abstract]
Annuity reserves	31,077	44,391
Reserves for guaranteed investment contracts	1,099	923
Trust instruments supported by funding agreements	5,760	6,175
FHLB funding agreements	2,104	1,938
Funds withheld payable under reinsurance treaties	22,533	24,533
Long-term debt	492	563
Securities lending payable	33	14
Repurchase agreements	1,012	1,572
Separate account liabilities	195,906	248,949
Fair Value | Level 1
Assets, Fair Value Disclosure [Abstract]
Mortgage loans	0	0
Policy loans	0	0
FHLBI capital stock	146	125
Receivables from affiliates	0	0
Liabilities, Fair Value Disclosure [Abstract]
Annuity reserves	0	0
Reserves for guaranteed investment contracts	0	0
Trust instruments supported by funding agreements	0	0
FHLB funding agreements	0	0
Funds withheld payable under reinsurance treaties	0	537
Long-term debt	0	0
Securities lending payable	0	0
Repurchase agreements	0	0
Separate account liabilities	0	0
Fair Value | Level 2
Assets, Fair Value Disclosure [Abstract]
Mortgage loans	0	0
Policy loans	0	0
FHLBI capital stock	0	0
Receivables from affiliates	0	0
Liabilities, Fair Value Disclosure [Abstract]
Annuity reserves	0	0
Reserves for guaranteed investment contracts	0	0
Trust instruments supported by funding agreements	0	0
FHLB funding agreements	0	0
Funds withheld payable under reinsurance treaties	0	19,127
Long-term debt	334	386
Securities lending payable	33	14
Repurchase agreements	1,012	1,572
Separate account liabilities	195,906	248,949
Fair Value | Level 3
Assets, Fair Value Disclosure [Abstract]
Mortgage loans	10,259	11,910
Policy loans	957	1,007
FHLBI capital stock	0	0
Receivables from affiliates	179	197
Liabilities, Fair Value Disclosure [Abstract]
Annuity reserves	31,077	44,391
Reserves for guaranteed investment contracts	1,099	923
Trust instruments supported by funding agreements	5,760	6,175
FHLB funding agreements	2,104	1,938
Funds withheld payable under reinsurance treaties	22,533	4,869
Long-term debt	158	177
Securities lending payable	0	0
Repurchase agreements	0	0
Separate account liabilities	$ 0	$ 0